Organization - Summary of Company's Subsidiaries and VIE (Detail)	12 Months Ended
Dec. 31, 2020
Organization [Line Items]
Place of incorporation	E9
Cango Group Limited [Member]
Organization [Line Items]
Date of incorporation	Oct. 31, 2017
Place of incorporation	K3
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Express Group Development Limited [Member]
Organization [Line Items]
Date of incorporation	Jun. 30, 2016
Place of incorporation	K3
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation	Jan. 25, 2018
Place of incorporation	F4
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Shanghai Cango Investment and Management Consultation Service Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation	Aug. 30, 2010
Place of incorporation	F4
Percentage of legal ownership by the Company	0.00%
Principal activities	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.